SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
 SIGNIFICANT ACCOUNTING POLICIES

(a)	Statement of Compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”).
The consolidated financial statements were authorized for issue by the Board of Directors on February 28, 2020.

(b)	Basis of Preparation
The consolidated financial statements are prepared on a going concern basis.

(i)	Subsidiaries
These consolidated financial statements include the accounts of our partnership and subsidiaries over which our partnership has control. Subsidiaries are consolidated from the date of acquisition, being the date on which our partnership obtains control, and continue to be consolidated until the date when control is lost. Our partnership (investor) controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Together, our partnership and its subsidiaries are referred to as “Brookfield Infrastructure” in these financial statements.
Non-controlling interests may be initially measured either at fair value or at the non-controlling interests’ proportionate share of the fair value of the acquiree’s identifiable net assets. The choice of measurement basis is made on an acquisition by acquisition basis. Subsequent to acquisition, the carrying amount of non-controlling interests is the amount of those interests at initial recognition plus the non-controlling interests’ share of subsequent changes in partnership capital in addition to changes in ownership interests. Total comprehensive income is attributed to non-controlling interests, even if this results in the non-controlling interests having a deficit balance.
Holding LP has issued Redeemable Partnership Units held by Brookfield, which may, at the request of the holder, require the Holding LP to redeem the Redeemable Partnership Units for cash consideration equal to the market price of our partnership’s units. This right is subject to our partnership’s right of first refusal which entitles it, at its sole discretion, to elect to acquire any Redeemable Partnership Unit so presented to Holding LP in exchange for one of our partnership’s units subject to certain customary adjustments.
All intercompany balances, transactions, revenues and expenses are eliminated in full.

(ii)	Associates and Joint Ventures
Associates and joint ventures are entities over which our partnership has significant influence or joint control. Significant influence is the power to participate in the financial and operating policy decisions of the investee but does not constitute control. Our partnership accounts for investments over which it has significant influence using the equity method, and are recorded as Investments in associates and joint ventures on the Consolidated Statements of Financial Position.
Interests in investments accounted for using the equity method are initially recorded at cost. If the cost of the associate is lower than the proportionate share of the investment’s underlying fair value, our partnership records a gain on the difference between the cost and the underlying fair values of the identifiable net assets of the associate. If the cost of the associate is greater than our partnership’s proportionate share of the underlying fair value, goodwill and other adjustments arising from the purchase price allocation relating to the associate is included in the carrying amount of the investment. Subsequent to initial recognition, the carrying value of our partnership’s interest in an investee is adjusted for our partnership’s share of comprehensive income or loss and distributions from the investee.
Profits or losses resulting from transactions with an associate are recognized in the consolidated financial statements based on the interests of unrelated investors in the associate.

(c)	Foreign Currency Translation
The U.S. dollar is the functional and presentation currency of Brookfield Infrastructure. Each of Brookfield Infrastructure’s subsidiaries, associates and jointly controlled entities determines its own functional currency and items included in the financial statements of each subsidiary and associate are measured using that functional currency.
Assets and liabilities of foreign operations having a functional currency other than the U.S. dollar are translated at the rate of exchange prevailing at the reporting date and revenues and expenses at average rates during the period. Gains or losses on translation are included as a component of other comprehensive income. On disposal of a foreign operation resulting in the loss of control, the component of other comprehensive income due to accumulated foreign currency translation relating to that foreign operation is reclassified to net income. Gains or losses on foreign currency denominated balances and transactions that are designated as hedges of net investments in these operations are reported in the same manner. On partial disposal of a foreign operation in which control is retained, the proportionate share of the component of other comprehensive income or loss relating to that foreign operation is reclassified to non-controlling interests in that foreign operation.
Foreign currency denominated monetary assets and liabilities are translated using the rate of exchange prevailing at the reporting date and non-monetary assets and liabilities measured at fair value are translated at the rate of exchange prevailing at the date when the fair value was determined. Revenues and expenses are measured at average rates during the period. Gains or losses on translation of these items are included in net income. Gains and losses on transactions which hedge these items are also included in net income or loss. Foreign currency denominated non-monetary assets and liabilities, measured at historic cost, are translated at the rate of exchange at the transaction date.

(d)	Business Combinations
Business acquisitions in which control is acquired are accounted for using the acquisition method, other than those between and among entities under common control. The consideration of each acquisition is measured at the aggregate of the fair values at the acquisition date of assets transferred by the acquirer, liabilities incurred or assumed, and equity instruments issued by Brookfield Infrastructure in exchange for control of the acquiree. Acquisition related costs are recognized in the Consolidated Statement of Operating Results as incurred and included in other expenses.
Where applicable, the consideration for the acquisition includes any asset or liability resulting from a contingent consideration arrangement, measured at its acquisition-date fair value. Subsequent changes in fair values are adjusted against the cost of the acquisition where they qualify as measurement period adjustments. All other subsequent changes in the fair value of contingent consideration classified as liabilities will be recognized in the Consolidated Statements of Operating Results, whereas changes in the fair values of contingent consideration classified within partnership capital are not subsequently re-measured.
Where a business combination is achieved in stages, Brookfield Infrastructure’s previously held interests in the acquired entity are remeasured to fair value at the acquisition date, that is, the date Brookfield Infrastructure attains control and the resulting gain or loss, if any, is recognized in the Consolidated Statements of Operating Results. Amounts arising from interests in the acquiree prior to the acquisition date that have previously been recognized in other comprehensive income are reclassified to the Consolidated Statements of Operating Results, where such treatment would be appropriate if that interest were disposed of.
If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, Brookfield Infrastructure reports provisional amounts for the items for which the accounting is incomplete. Those provisional amounts are adjusted during the measurement period, or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the amounts recognized as of that date.
The measurement period is the period from the date of acquisition to the date Brookfield Infrastructure obtains complete information about facts and circumstances that existed as of the acquisition date. The measurement period is subject to a maximum of one year subsequent to the acquisition date.
If, after reassessment, Brookfield Infrastructure’s interest in the fair value of the acquiree’s identifiable net assets exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held equity interest in the acquiree if any, the excess is recognized immediately in profit or loss as a bargain purchase gain.
Contingent liabilities acquired in a business combination are initially measured at fair value at the date of acquisition. At the end of subsequent reporting periods, such contingent liabilities are measured at the higher of the amount that would be recognized in accordance with IAS 37, Provisions, Contingent Liabilities and Contingent Assets (“IAS 37”) and the amount initially recognized less cumulative amount of income recognized in accordance with IFRS 15, Revenue from Contracts with Customers.

(e)	Cash and Cash Equivalents
Cash and cash equivalents include cash on hand and short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

(f)	Accounts Receivable
Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less any allowance for expected credit losses.

(g)	Property, Plant and Equipment
Brookfield Infrastructure uses the revaluation method of accounting for all classes of property, plant and equipment. Property, plant and equipment is initially measured at cost and subsequently carried at its revalued amount, being the fair value at the date of the revaluation less any subsequent accumulated depreciation and any accumulated impairment losses. Revaluations are made on at least an annual basis, and on a sufficient basis to ensure that the carrying amount does not differ significantly from fair value. Where the carrying amount of an asset is increased as a result of a revaluation, the increase is recognized in other comprehensive income or loss and accumulated in equity within the revaluation surplus reserve, unless the increase reverses a previously recognized impairment recorded through net income, in which case that portion of the increase is recognized in net income. Where the carrying amount of an asset is decreased, the decrease is recognized in other comprehensive income to the extent of any balance existing in revaluation surplus in respect of the asset, with the remainder of the decrease recognized in net income. Revaluation gains are included in other comprehensive income, but are not subsequently recycled into profit or loss.
An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. The gain or loss arising on disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in the Consolidated Statements of Operating Results. However, any balance accumulated in revaluation surplus is subsequently recorded in retained earnings when an asset is derecognized and not transferred to profit or loss.
Depreciation of an asset commences when it is available for use. Property, plant and equipment are depreciated on a straight-line or declining-balance basis over the estimated useful lives of each component of the assets as follows:

Buildings	Up to 75 years
Transmission stations, towers and related fixtures	Up to 40 years
Leasehold improvements	Up to 50 years
Plant and equipment	Up to 40 years
Network systems	Up to 65 years
Track	Up to 40 years
District energy systems	Up to 50 years
Gas storage assets	Up to 50 years

Depreciation on property, plant and equipment is calculated on a straight-line or declining-balance basis so as to depreciate the net cost of each asset over its expected useful life to its estimated residual value. Leasehold improvements are depreciated over the period of the lease or estimated useful life, whichever is the shorter, using the straight-line method. The estimated useful lives, residual values and depreciation methods are reviewed at the end of each annual reporting period, with the effect of any changes recognized on a prospective basis.

(h)	Investment Property
Brookfield Infrastructure uses the fair value method to account for assets classified as investment property. An asset is determined to be an investment property when it is principally held to earn rental income or for capital appreciation, or both. Investment property is initially measured at cost including transaction costs. Subsequent to initial recognition, investment properties are carried at fair value. Gains or losses arising from changes in fair value are included in profit or loss.
Fair values are primarily determined by valuation of the lease term and freehold reversion. An income capitalization approach is used by applying a yield to the rental income of the capitalization rate that is reflective of the characteristics, location and market of each property. Fair value is estimated by management of our partnership with due consideration given to observable market inputs, where available.

(i)	Asset Impairment
At each reporting date Brookfield Infrastructure assesses whether for assets, other than those measured at fair value with changes in values recorded in profit or loss, there is any indication that such assets are impaired. This assessment includes a review of internal and external factors which includes, but is not limited to, changes in the technological, political, economic or legal environment in which the entity operates in, structural changes in the industry, changes in the level of demand, physical damage and obsolescence due to technological changes. An impairment is recognized if the recoverable amount, determined as the higher of the estimated fair value less costs of disposal or the discounted future cash flows generated from use and eventual disposal from an asset or cash generating unit is less than its carrying value. The projections of future cash flows take into account the relevant operating plans and management’s best estimate of the most probable set of conditions anticipated to prevail. Where an impairment loss subsequently reverses, the carrying amount of the asset or cash generating unit is increased to the lesser of the revised estimate of recoverable amount and the carrying amount that would have been recorded had no impairment loss been recognized previously.

(j)	Intangible Assets
Intangible assets acquired in a business combination and recognized separately from goodwill are initially recognized at their fair value at the acquisition date. Brookfield Infrastructure’s intangible assets are comprised primarily of conservancy rights, service concession arrangements, customer order backlogs and customer contracts and relationships.
Subsequent to initial recognition, intangible assets acquired in a business combination are reported at cost less accumulated amortization unless indefinite-lived and accumulated impairment losses, on the same basis as intangible assets acquired separately.
Public service concessions that provide Brookfield Infrastructure the right to charge users for a service in which the service and fee is regulated by the grantor are accounted for as an intangible asset under IFRIC 12, Service Concession Arrangements.
Concession arrangements were acquired as part of the acquisition of the Australian regulated terminal operation, Brazilian regulated gas transmission operation, Brazilian electricity transmission operation and Chilean, Indian and Peruvian toll roads and were initially recognized at their fair values. The intangible asset at the Australian regulated terminal operation relates to use of a specific coal port terminal for a contractual length of time and is amortized over the life of the contractual arrangement with 81 years remaining on a straight-line basis. The intangible assets at the Brazilian regulated gas transmission operation and Brazilian electricity transmission operation relate to concession contracts, and are amortized on a straight-line basis over the life of the contractual arrangement. The intangible assets at the Chilean, Indian and Peruvian toll roads relate to the right to operate a road and charge users a specified tariff for a contractual length of time and is amortized over the life of the contractual arrangement with an average of 14, 17, and 23 years remaining, respectively.
Gains or losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in profit or loss when the asset is derecognized.
See Note 15 Intangible Assets for additional information.

(k)	Goodwill
Goodwill represents the excess of the price paid for the acquisition of an entity over the fair value of the net tangible and intangible assets and liabilities acquired. Goodwill is allocated to the cash generating unit or units to which it relates. Brookfield Infrastructure identifies cash generating units as identifiable groups of assets that are largely independent of the cash inflows from other assets or groups of assets.
Goodwill is evaluated for impairment annually or more often if events or circumstances indicate there may be impairment. Impairment is determined for goodwill by assessing if the carrying value of a cash generating unit, including the allocated goodwill, exceeds its recoverable amount determined as the greater of the estimated fair value less costs of disposal or the value in use. Impairment losses recognized in respect of a cash generating unit are first allocated to the carrying value of goodwill and any excess is allocated to the carrying amount of assets in the cash generating unit. Any goodwill impairment is charged to profit or loss in the period in which the impairment is identified. Impairment losses on goodwill are not subsequently reversed. In the year of a business acquisition, the recoverability of the acquired goodwill is assessed by revisiting the assumptions of the related underwriting model.
On disposal of a subsidiary, the attributable amount of goodwill is included in the determination of the gain or loss on disposal of the operation.

(l)	Revenue Recognition
Our partnership previously adopted IFRS 15, Revenue from Contracts with Customers (“IFRS 15”) as of January 1, 2018 retrospectively with no restatement of comparative periods. IFRS 15 specifies how and when revenue should be recognized as well as requiring more informative and relevant disclosures. This standard also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts. IFRS 15 superseded IAS 18, Revenue, IAS 11, Construction Contracts and a number of revenue-related interpretations. IFRS 15 applies to nearly all contracts with customers: the main exceptions are leases, financial instruments and insurance contracts.
Our partnership recognizes revenue when it transfers control of a product or service to a customer.
Revenue is measured based on the consideration specified in a contract with a customer and excludes amounts collected on behalf of third parties.
Brookfield Infrastructure recognizes revenue when the specific criteria have also been met for each of Brookfield Infrastructure’s activities as described below. Cash received by Brookfield Infrastructure from customers is recorded as deferred revenue until revenue recognition criteria are met.
Utilities
Revenue from utilities infrastructure is derived from the transmission of energy and natural gas, the distribution of energy and from Brookfield Infrastructure’s Australian regulated terminal operation. Distribution and transmission revenue each contain a single performance obligation that is recognized over time. The connection revenue relating to Brookfield Infrastructure’s regulated distribution operation contains a distinct performance obligation that is recognized over the period that the connection is constructed, based on an input method of progress recognition on the basis that this methodology is most reflective of the underlying transfer of control. Terminal infrastructure revenue contains both a capacity charge and a handling charge associated with operating the terminal. The terminal infrastructure service contracts contain a performance obligation recognized over time pertaining to capacity for the period the services are provided and for handling services based on tons of coal shipped through the terminal when service is provided. The payment terms for all of our businesses in the utilities segment require payment upon completion, except for connections income whereby payment is typically collected up-front prior to the completion of any services.
Transport
Revenue from transport infrastructure consists primarily of freight, toll road operations and transportation services revenue. These services consist of a single performance obligation and revenue is recognized over time when services are rendered, based primarily on usage or volume during the period. The payment terms for all of our businesses in the transport segment require payment upon completion of the underlying transportation service.
Energy
Revenue from energy infrastructure consists primarily of natural gas midstream and storage services and distributed energy control infrastructure. Natural gas midstream services revenue consists of a single performance obligation and is recognized over time as services are rendered, based primarily on volume throughput or contracted capacity. Gas storage revenues contain both a capacity charge and a variable charge, however the associated services are highly interdependent and represent a single performance obligation that is satisfied over time as the services are provided. Performance obligations relating to distributed energy control contracts are satisfied over time as the services are rendered. The sale of district energy solutions to customers contains a distinct performance obligation and revenue is recognized when installation is completed. The payment terms for all of our businesses in the energy segment require payment upon completion of the underlying service within a given period.
Data Infrastructure
Revenues from data transmission and distribution operations are derived from contracts with media broadcasting and telecom customers to access infrastructure, and revenue from data storage operations are generated from providing data storage services to enterprise customers. These contracts consist of performance obligations that are satisfied over time in accordance with the underlying agreements. The payment terms require upfront and recurring payments to utilize space on towers to host the customers’ equipment at our data transmission and distribution operations, and to receive colocation services, mainly leased space and power, at our data storage operations. The differing payment terms do not constitute separate performance obligations as revenue is recognized over time for the period the services are provided.

(m)	Financial Instruments and Hedge Accounting

(i)	Financial Instrument Classification
Our partnership previously adopted IFRS 9, Financial Instruments (“IFRS 9”) as of January 1, 2018 retrospectively with no restatement of comparative periods. IFRS 9 establishes principles for the financial reporting of financial assets and financial liabilities that will present relevant and useful information to users of financial statements for their assessment of the amounts, timing and uncertainty of an entity’s future cash flows. The standard includes changes regarding the classification of certain financial instruments as discussed below. These changes have not had a material impact on our partnership’s consolidated financial statements. The standard also includes a new general hedge accounting standard which aligns hedge accounting more closely with an entity’s risk management activities. It does not fully change the types of hedging relationships or the requirement to measure and recognize ineffectiveness, however, it allows more hedging strategies that are used for risk management purposes to qualify for hedge accounting and introduces more judgment to assess the effectiveness of a hedging relationship.
Our partnership classifies cash and cash equivalents and accounts receivable and other as amortized cost. Additionally, our partnership maintains a portfolio of marketable securities comprised of liquid equity and debt securities. The marketable securities are classified either as fair value through other comprehensive income (“FVTOCI”) or fair value through profit or loss (“FVTPL”). Derivative assets are classified as FVTPL, except for derivatives in certain hedging relationships. Other financial assets are classified as either amortized cost or FVTOCI.
Financial assets classified as FVTPL or FVTOCI are subsequently measured at fair value at each reporting date. For financial assets classified as FVTPL, the change in fair value is recorded through profit or loss. For financial assets classified as FVTOCI, the change in fair value is recorded in other comprehensive income. The cumulative gains or losses related to FVTOCI equity instruments are not reclassified to profit or loss on disposal, whereas the cumulative gains or losses on all other FVTOCI assets are reclassified to profit or loss on disposal. For financial instruments at amortized cost or debt instruments at FVTOCI, the partnership assesses if there have been significant increases in credit risk since initial recognition to determine whether lifetime or 12-month expected credit losses should be recognized. Any related loss allowances are recorded through profit or loss.
Borrowings, accounts payable and other, and preferred shares are classified as amortized cost, except for derivatives embedded in related financial instruments. Embedded derivatives and any other derivative liabilities are classified as FVTPL and are subsequently measured at fair value, except for derivatives in certain hedging relationships. Other financial liabilities are classified as either FVTPL or amortized cost.
Financial instruments classified as amortized cost upon adoption of IFRS 9 were previously classified as loans and receivables. Financial assets classified as FVTOCI and certain marketable securities classified as FVTPL were previously classified as available-for-sale securities. The changes in classification had no impact on the carrying values and there were no changes to the classification of the remainder of financial assets classified as FVTPL.

(ii)	Hedge Accounting
Brookfield Infrastructure selectively utilizes derivative financial instruments primarily to manage financial risks, including interest rate and foreign exchange risks. Derivative financial instruments are recorded at fair value. Hedge accounting is applied when the derivative is designated as a hedge of a specific exposure and that the hedging relationship meets all of the hedge effectiveness requirements. Hedge accounting is discontinued prospectively when the derivative no longer qualifies as a hedge or the hedging relationship is terminated. Once discontinued, the cumulative change in fair value of a derivative that was previously recorded in other comprehensive income by the application of hedge accounting is recognized in profit or loss over the remaining term of the original hedging relationship as amounts related to the hedged item are recognized in profit or loss. The assets or liabilities relating to unrealized mark-to-market gains and losses on derivative financial instruments are recorded in financial assets and financial liabilities, respectively.
Realized and unrealized gains and losses on foreign exchange contracts, designated as hedges of currency risks relating to a net investment in a subsidiary with a functional currency other than the U.S. dollar are included in equity and are included in net income in the period in which the subsidiary is disposed of or to the extent partially disposed and control is not retained. Derivative financial instruments that are designated as hedges to offset corresponding changes in the fair value of assets and liabilities and cash flows are measured at estimated fair value with changes in fair value recorded in profit or loss or as a component of equity as applicable.
Unrealized gains and losses on interest rate contracts designated as hedges of future variable interest payments are included in equity as a cash flow hedge when the interest rate risk relates to an anticipated variable interest payment. The periodic exchanges of payments on interest rate swap contracts designated as hedges of debt are recorded on an accrual basis as an adjustment to interest expense.

(n)	Income Taxes
Income tax expense represents the sum of the tax accrued in the period and deferred income tax.

(i)	Current income tax
Current income tax assets and liabilities are measured at the amount expected to be paid to tax authorities, net of recoveries based on the tax rates and laws enacted or substantively enacted at the reporting date. Current income tax relating to items recognized directly in partnership capital are also recognized directly in partnership capital and other comprehensive income.

(ii)	Deferred income tax
Deferred income tax liabilities are provided for using the liability method on temporary differences between the tax bases used in the computation of taxable income and carrying amounts of assets and liabilities in the consolidated financial statements. Deferred income tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that deductions, tax credits and tax losses can be utilized. Such deferred income tax assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition of other assets and liabilities in a transaction that affects neither the taxable income nor the accounting income, other than in a business combination. The carrying amount of deferred income tax assets are reviewed at each reporting date and reduced to the extent it is no longer probable that the income tax asset will be recovered.
Deferred income tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries and associates, and interests in joint ventures, except where Brookfield Infrastructure is able to control the reversal of the temporary difference and it is probable that the temporary differences will not reverse in the foreseeable future. Deferred income tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable income against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.
Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred income tax liabilities and assets reflect the tax consequences that would follow from the manner in which Brookfield Infrastructure expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
Deferred income tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority within a single taxable entity or Brookfield Infrastructure intends to settle its current tax assets and liabilities on a net basis in the case where there exist different taxable entities in the same taxation authority and when there is a legally enforceable right to set off current tax assets against current tax liabilities.

(o)	Assets Held for Sale
Non-current assets and disposal groups are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the non-current asset or disposal group is available for immediate sale in its present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification subject to limited exceptions.
When Brookfield Infrastructure is committed to a sale plan involving loss of control of a subsidiary, all of the assets and liabilities of that subsidiary are classified as held for sale when the criteria described above are met, regardless of whether Brookfield Infrastructure will retain a non-controlling interest in its former subsidiary after the sale.
Non-current assets and disposal groups classified as held for sale are measured at the lower of their previous carrying amount and fair value less costs to sell.
Non-current assets classified as held for sale and the assets of a disposal group are presented separately from other assets in the Consolidated Statements of Financial Position and are classified as current. The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the Consolidated Statements of Financial Position.
Once classified as held for sale, property, plant and equipment and intangible assets are not depreciated or amortized, respectively.

(p)	Provisions
Provisions are recognized when Brookfield Infrastructure has a present obligation, either legal or constructive, as a result of a past event, it is probable that Brookfield Infrastructure will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.
The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the obligation, its carrying amount is the present value of those cash flows.
When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

(q)	Critical Accounting Judgments and Key Sources of Estimation Uncertainty
The preparation of financial statements requires management to make critical judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses that are not readily apparent from other sources, during the reporting period. These estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
Critical judgments and estimates made by management and utilized in the normal course of preparing Brookfield Infrastructure’s consolidated financial statements are outlined below.

(i)	Common control transactions
IFRS 3 (2008) Business Combinations does not include specific measurement guidance for transfers of businesses or subsidiaries between entities under common control. Accordingly, Brookfield Infrastructure has developed a policy to account for such transactions taking into consideration other guidance in the IFRS framework and pronouncements of other standard-setting bodies. Brookfield Infrastructure’s policy is to record assets and liabilities recognized as a result of transactions between entities under common control at the carrying value on the transferor’s financial statements, and to have the Consolidated Statements of Financial Position, Consolidated Statements of Operating Results, Consolidated Statements of Comprehensive Income and Statements of Cash Flows reflect the results of combining entities for all periods presented for which the entities were under the transferor’s common control, irrespective of when the combination takes place.

(ii)	Financial instruments
Brookfield Infrastructure’s accounting policies relating to derivative financial instruments are described in Note 3(m), Financial Instruments and Hedge Accounting. The critical judgments inherent in these policies relate to applying the criteria to the assessment of the effectiveness of hedging relationships. Estimates and assumptions used in determining the fair value of financial instruments are equity and commodity prices; future interest rates; the credit worthiness of the company relative to its counterparties; the credit risk of our partnership and counterparty; estimated future cash flows; and discount rates.

(iii)	Revaluation of property, plant and equipment
Property, plant and equipment is revalued on a regular basis. The critical estimates and assumptions underlying the valuation of property, plant and equipment are set out in Note 14, Property, Plant and Equipment.

(iv)	Fair values in business combinations
Brookfield Infrastructure accounts for business combinations using the acquisition method of accounting. This method requires the application of fair values for both the consideration given and the assets and liabilities acquired. The calculation of fair values is often predicated on estimates and judgments including future cash flows discounted at an appropriate rate to reflect the risk inherent in the acquired assets and liabilities (refer to Note 7, Acquisition of Businesses for details of business combinations). The determination of the fair values may remain provisional for up to 12 months from the date of acquisition due to the time required to obtain independent valuations of individual assets and to complete assessments of provisions. When the accounting for a business combination has not been completed as at the reporting date, this is disclosed in the financial statements, including observations on the estimates and judgments made as of the reporting date.

(v)	Assets held for sale
Brookfield Infrastructure applies judgment to determine whether an asset or disposal group is available for immediate sale in its present condition and that its sale is highly probable and therefore should be classified as held for sale at the balance sheet date. Conditions that support a highly probable sale include the following: an appropriate level of management is committed to a plan to sell the asset or disposal group, an active program to locate a buyer is initiated, the asset is being actively marketed for sale at a price reasonable in relation to its fair value, the sale is highly probably within 12 months of classification as held for sale, and actions required to complete the plan indicate that it is unlikely that plan will be significantly changed or withdrawn.

(vi)	Impairment of goodwill, intangibles with indefinite lives and investment in associates and joint ventures
The impairment assessment of goodwill and intangible assets with indefinite lives requires estimation of the value-in-use or fair value less costs of disposal of the cash-generating units or groups of cash generating units to which goodwill or the intangible asset has been allocated. Brookfield Infrastructure uses the following critical assumptions and estimates: the circumstances that gave rise to the goodwill, timing and amount of future cash flows expected from the cash-generating units; discount rates; terminal capitalization rates; terminal valuation dates and useful lives.
The impairment assessment of investments in associates and joint ventures requires estimation of the recoverable amount of the asset.
Other estimates utilized in the preparation of our partnership’s financial statements are: depreciation and amortization rates and useful lives; recoverable amount of goodwill and intangible assets; ability to utilize tax losses and other tax measurements.
Other critical judgments utilized in the preparation of our partnership’s financial statements include the methodologies for calculating amortization, determination of operating segments and determination of control.

(r)	Recently adopted accounting standards
Brookfield Infrastructure applied, for the first time, certain new standards applicable to our partnership that we early adopted or became effective on or after January 1, 2019. The impact of adopting these new standards on our partnership’s accounting policies are as follows:
IFRS 16 Leases (“IFRS 16”)
In January 2016, the IASB published a new standard, IFRS 16. The new standard brings most leases on balance sheet, eliminating the distinction between operating and finance leases. Lessor accounting, however, remains largely unchanged and the distinction between operating and finance leases is retained. IFRS 16 supersedes IAS 17, Leases (“IAS 17”) and related interpretations and is effective for periods beginning on or after January 1, 2019.
The partnership adopted the standard using a modified retrospective approach, whereby any transitional impact is recorded in equity as at January 1, 2019, and comparative periods are not restated. In applying IFRS 16 for the first time, the partnership has applied the following practical expedients permitted by the standard on a lease-by-lease basis. These practical expedients are only available upon adoption and cannot be applied for any new lease executed after adoption:

•	The accounting for operating leases with a remaining lease term of less than 12 months as of January 1, 2019 as short-term leases; and

•
The application of a single discount rate to a portfolio of leases with reasonably similar characteristics. Furthermore, the partnership has applied the policy choice options on adoption to measure right-of-use assets at an amount equal to the lease liability.

The partnership has elected to apply the following practical expedients in its application of the standard:

•	To not allocate contract consideration between lease and non-lease components, but rather account for each lease and non-lease component as a single lease component; and

•	To recognize the payments associated with short-term and low-value leases on a straight-line basis as an expense over the lease term.
The adoption of IFRS 16 resulted in the recognition of lease liabilities that are recorded in accounts payable and other, other liabilities, and right-of-use assets (“ROU”) that are classified as property, plant, and equipment of $1.2 billion. The adoption of IFRS 16 did not have an impact on partnership capital. The weighted average incremental borrowing rate used in determining the lease liabilities is approximately 5%. The difference between the present value of operating lease commitments disclosed applying IAS 17 as at December 31, 2018 and the lease liabilities recognized as at January 1, 2019 is due to finance lease liabilities recognized as at December 31, 2018, short-term and low-value leases recognized as expense, and adjustments as a result of different treatment for extension and termination options and variable lease payments relating to changes in indices or rates.
Our partnership assesses whether a contract is or contains a lease, at inception of a contract and recognizes an ROU asset and a corresponding lease liability with respect to all lease agreements in which it is the lessee, except for short-term leases and leases of low value. The lease liability is initially measured at the present value of future lease payments, discounted using the interest rate implicit in the lease, if that rate can be determined, or otherwise the incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise of i) fixed lease payments, including in-substance fixed payments, less any lease incentives; ii) variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date; iii) the amount expected to be payable by the lessee under residual value guarantees; iv) the exercise price of purchase options, if it is reasonably certain that the option will be exercised; and v) payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease. ROU assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day and any initial direct costs. ROU assets are subsequently measured at cost less accumulated depreciation and impairment losses.
The partnership remeasures lease liabilities and makes a corresponding adjustment to the related ROU assets when i) the lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate; ii) the lease payments have changed due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using the initial discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used); or iii) a lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.
The partnership has applied critical judgments in the application of IFRS 16, including: i) identifying whether a contract (or part of a contract) includes a lease; ii) determining whether it is reasonably certain that lease extension or termination option will be exercised in determining lease term; and iii) determining whether variable payments are in-substance fixed. The partnership also uses critical estimates in the application of IFRS 16, including the estimation of lease term and determination of the appropriate rate to discount the lease payments.
IFRIC 23 Uncertainty over Income Tax Treatments (“IFRIC 23”)
In June 2017, the IASB published IFRIC 23, effective for annual periods beginning on or after January 1, 2019. The interpretation requires an entity to assess whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by an entity in its income tax filings and to exercise judgment in determining whether each tax treatment should be considered independently or whether some tax treatments should be considered together. The decision should be based on which approach provides better predictions of the resolution of the uncertainty. An entity also has to consider whether it is probable that the relevant authority will accept each tax treatment, or group of tax treatments, assuming that the taxation authority with the right to examine any amounts reported to it will examine those amounts and will have full knowledge of all relevant information when doing so. The interpretation may be applied on either a fully retrospective basis or a modified retrospective basis without restatement of comparative information. Our partnership has adopted the standard as of January 1, 2019 on a modified retrospective basis. The adoption did not have a significant impact on our partnership’s consolidated financial statements.
IFRS 3 Business Combinations (“IFRS 3”)
In October 2018, the IASB issued an amendment to IFRS 3, effective for annual periods beginning on or after January 1, 2020. The amendment clarifies the definition of a business and provides illustrative examples in determining whether an acquisition is a business combination or an acquisition of a group of assets. The amendment emphasizes that to be considered a business, an acquired set of activities and assets must include an input and a substantive process that together significantly contribute to the ability to create outputs. Effective January 1, 2019, our partnership has early adopted the standard prospectively. The adoption did not have a significant impact on our partnership’s consolidated financial statements.
After the adoption of IFRS 3 amendments, the partnership continues to account for business combinations in which control is acquired under the acquisition method. When an acquisition is made, the partnership considers the inputs, processes and outputs of the acquiree in assessing whether it meets the definition of a business. When the acquired set of activities and assets lack a substantive process in place but will be integrated into the partnership’s existing operations, the acquisition ceases to meet the definition of a business and is accounted for as an asset acquisition. Assets acquired through asset acquisitions are initially measured at cost, which includes the transaction costs incurred for the acquisitions. Acquisitions that continue to meet the definition of a business combination are accounted for under the same acquisition method.
Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures
The partnership adopted Interest Rate Benchmark Reform - Amendments to IFRS 9, and IFRS 7, issued by the IASB in September 2019 (“IBOR Amendments”), effective October 1, 2019 in advance of its mandatory effective date. The IBOR Amendments have been applied retrospectively to hedging relationships existing at the start of the reporting period or designated subsequently, and to the amount accumulated in the cash flow hedge reserve at that date. The IBOR Amendments provide temporary relief from applying specific hedge accounting requirements to the partnership’s hedging relationships that are directly affected by IBOR reform, which primarily include US$ LIBOR, £ LIBOR, and € EURIBOR. The reliefs have the effect that IBOR reform should not generally cause hedge accounting to terminate. In assessing whether a hedge is expected to be highly effective on a forward-looking basis, the partnership assumes the interest rate benchmark on which the cash flows of the derivative which hedges borrowings is not altered by IBOR reform. These reliefs cease to apply to a hedged item or hedging instrument, as applicable, at the earlier of (i) when the uncertainty arising from IBOR reform is no longer present with respect to the timing and amount of the interest rate benchmark based future cash flows, and (ii) when the hedging relationship is discontinued. The amendments had no impact on the Partnership since these amendments enable the Partnership to continue hedge accounting for hedging relationships which have been previously designated.
It is currently expected that Secured Overnight Financing Rate (“SOFR”) will replace US$ LIBOR, Sterling Overnight Index Average (“SONIA”) will replace £ LIBOR, and Euro Short-term Rate (“€STR”) will replace € EURIBOR. All of these are expected to become effective prior to December 31, 2021. The partnership is currently finalizing and implementing its transition plan to address the impact and effect changes as a result of amendments to the contractual terms of IBOR referenced floating-rate borrowings, interest rate swaps, and interest rate caps, and updating hedge designations.